Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities [Abstract]
Net Income	$ 15,601	$ 10,999
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Common stock issued to ESOP	0	500
Change in other assets	242	461
Change in other liabilities	(561)	1,891
Net cash provided by operating activities	18,085	13,097
Cash flows from investing activities [Abstract]
Net cash (used in) investing activities	(110,605)	(195,183)
Cash flows from financing activities [Abstract]
Purchases of treasury stock	0	(1,945)
Cash dividends paid	(4,287)	(4,177)
Net cash provided by financing activities	55,310	137,067
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	(37,210)	(45,019)
Cash and cash equivalents at beginning of year	83,107	128,126
Cash and cash equivalents at end of year	45,897	83,107
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net Income	15,601	10,999
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(10,075)	(6,807)
Common stock issued to ESOP	0	500
Change in other assets	16	23
Change in other liabilities	(42)	(2,639)
Net cash provided by operating activities	5,500	2,076
Cash flows from investing activities [Abstract]
Change in notes receivable	304	432
Net cash (used in) investing activities	304	432
Cash flows from financing activities [Abstract]
Change in notes payable	100	107
Purchases of treasury stock	0	(1,945)
Cash dividends paid	(4,287)	(4,177)
Net cash provided by financing activities	(4,187)	(6,015)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	1,617	(3,507)
Cash and cash equivalents at beginning of year	2,741	6,248
Cash and cash equivalents at end of year	$ 4,358	$ 2,741